COMMON SHARES - Reconciliation (Details) - CAD shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Number of Shares
Outstanding at the beginning of the period (in shares)	779,000
Outstanding at the end of the period (in shares)	859,000
Amount
Outstanding at the beginning of the period	CAD 16,320
Outstanding at the end of the period	CAD 20,981
Common Shares
Number of Shares
Outstanding at the beginning of the period (in shares)	779,479	757,114
Issuance of common shares for cash	79,656	22,365
Outstanding at the end of the period (in shares)	859,135	779,479
Amount
Outstanding at the beginning of the period	CAD 16,320	CAD 15,205
Proceeds from shares issued	4,661	1,115
Outstanding at the end of the period	CAD 20,981	CAD 16,320